UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended:  December 31, 2010

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  5300 Meadows Road, Suite 250
          Lake Oswego, OR  97035-8234

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian Ferrie
Title:  Vice President, Treasurer & Chief Compliance Officer
Phone:  (503) 726-4384

Signature, Place, and Date of Signing:

     /s/ BRIAN FERRIE                             February 11, 2011
     -----------------------------         -----------------------------
         Brian Ferrie                              Lake Oswego, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     60
                                        ----------------
Form 13F Information Table Value Total:     $4,806,707
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                December 31, 2010

         ITEM 1                          ITEM 2        ITEM 3          ITEM 4       ITEM 5

                                                                        Fair
                                                                       Market       Number
                                                                       Value          of
Name of Issuer                      Title of Class     Cusip #      (thousands)     Shares
-----------------------             --------------   ------------   -----------   -----------
3M Co                               Common           88579Y101    226,625         2,626,013
Abbott Labs Com                     Common           002824100    208,532         4,352,586
Adobe Systems Inc                   Common           00724F101    219,518         7,131,853
Aeropostale Inc                     Common           007865108        306            12,420
Alliant Techsystems Inc             Common           018804104        310             4,160
Amphenol Corp                       Common           032095101    118,236         2,240,174
Apollo Group Inc Cl A               Common           037604105        336             8,520
Arthur J Gallagher                  Common           363576109        331            11,390
Automatic Data Processing           Common           053015103    155,229         3,354,122
Ball Corporation                    Common           058498106        212             3,120
Bard (C.R.) Inc                     Common           067383109    140,083         1,526,455
CH Robinson Worldwide               Common           12541W209    101,442         1,265,023
Cardinal Health Inc                 Common           14149Y108        374             9,750
Cigna Corp                          Common           125509109        324             8,840
Clorox Co                           Common           189054109     83,911         1,326,032
Coca-Cola Co                        Common           191216100    145,687         2,215,095
Cognizant Tech Solutions Corp       Common           192446102    164,834         2,249,069
Colgate-Palmolive Co                Common           194162103    155,943         1,940,320
Dell Inc                            Common           24702R101        294            21,700
Ecolab Inc                          Common           278865100     88,202         1,749,336
Eli Lilly & Co                      Common           532457108        366            10,440
Emerson Electric Co                 Common           291011104    205,568         3,595,735
Equifax Inc                         Common           294429105    193,126         5,424,876
Exelon Corp                         Common           30161N101        291             6,980
Exxon Mobil Corp                    Common           30231G102        455             6,223
Federated Investors Inc.            Common           314211103        350            13,360
Forest Labs                         Common           345838106        318             9,930
Garmin Ltd                          Common           H2906T109        299             9,660
General Dynamics Corp               Common           369550108        353             4,970
ITT Corp                            Common           450911102        349             6,690
ITT Educational Svcs                Common           45068B109        352             5,530
Johnson & Johnson                   Common           478160104     88,698         1,434,090
Kimberly Clark Corp                 Common           494368103        349             5,530
Kroger Co                           Common           501044101        332            14,830
Lexmark Intl Inc                    Common           529771107        236             6,790
Medtronic Inc                       Common           585055106    225,274         6,073,720
Microsoft Corp Com                  Common           594918104    242,928         8,700,870
Moodys Corp                         Common           615369105        306            11,530
Nike Inc Cl B                       Common           654106103        708             8,289
Omnicom Group Inc                   Common           681919106    222,688         4,862,185
Oracle Corp                         Common           68389X105    203,602         6,504,859
Paccar Inc                          Common           693718108        225             3,913
Paychex Inc                         Common           704326107    123,093         3,982,311
Pepsico Inc                         Common           713448108    223,209         3,416,644
Pfizer Inc Com                      Common           717081103        360            20,580
Praxair Inc                         Common           74005P104    166,493         1,743,925
Procter & Gamble Co                 Common           742718109    207,467         3,225,047
Radioshack                          Common           750438103        253            13,680
SEI Investments                     Common           784117103        211             8,880
Stryker Corp                        Common           863667101    216,924         4,039,558
Sysco Corp                          Common           871829107     88,755         3,018,874
T Rowe Price Group Inc              Common           74144T108    233,220         3,613,570
Total System Services               Common           891906109        302            19,623
United Technologies Corp            Common           913017109    220,663         2,803,142
Unitedhealth Group Inc              Common           91324P102        311             8,620
Waddell & Reed Financial Inc        Common           930059100        397            11,260
Wal Mart Stores Inc                 Common           931142103        322             5,975
Walgreen Company                    Common           931422109        356             9,150
Waters Corp                         Common           941848103    126,135         1,623,152
Westamerica Bancorporation          Common           957090103        334             6,030

                                                                4,806,707        96,346,999
                                                                =========        ==========



         ITEM 1                             ITEM 6       ITEM 7                     ITEM 8

                                                                                    Voting
                                                                                  Authority
                                           Investment     Other         Sole        Shared      None
Name of Issuer                             Discretion   Managers      (Shares)     (Shares)   (Shares)
-----------------------                    ----------   --------    -----------  -----------  --------
3M Co                                       Sole                    2,432,063                  193,950
Abbott Labs Com                             Sole                    4,039,631                  312,955
Adobe Systems Inc                           Sole                    6,621,673                  510,180
Aeropostale Inc                             Sole                       12,420
Alliant Techsystems Inc                     Sole                        4,160
Amphenol Corp                               Sole                    2,071,843                  168,331
Apollo Group Inc Cl A                       Sole                        8,520
Arthur J Gallagher                          Sole                       11,390
Automatic Data Processing                   Sole                    3,112,506                  241,616
Ball Corporation                            Sole                        3,120
Bard (C.R.) Inc                             Sole                    1,414,595                  111,860
CH Robinson Worldwide                       Sole                    1,169,023                   96,000
Cardinal Health Inc                         Sole                        9,750
Cigna Corp                                  Sole                        8,840
Clorox Co                                   Sole                    1,228,568                   97,464
Coca-Cola Co                                Sole                    2,055,602                  159,493
Cognizant Tech Solutions Corp               Sole                    2,082,279                  166,790
Colgate-Palmolive Co                        Sole                    1,795,697                  144,623
Dell Inc                                    Sole                       21,700
Ecolab Inc                                  Sole                    1,620,183                  129,153
Eli Lilly & Co                              Sole                       10,440
Emerson Electric Co                         Sole                    3,334,317                  261,418
Equifax Inc                                 Sole                    5,034,823                  390,053
Exelon Corp                                 Sole                        6,980
Exxon Mobil Corp                            Sole                        6,223
Federated Investors Inc.                    Sole                       13,360
Forest Labs                                 Sole                        9,930
Garmin Ltd                                  Sole                        9,660
General Dynamics Corp                       Sole                        4,970
ITT Corp                                    Sole                        6,690
ITT Educational Svcs                        Sole                        5,530
Johnson & Johnson                           Sole                    1,344,665                   89,425
Kimberly Clark Corp                         Sole                        5,530
Kroger Co                                   Sole                       14,830
Lexmark Intl Inc                            Sole                        6,790
Medtronic Inc                               Sole                    5,646,226                  427,494
Microsoft Corp Com                          Sole                    8,074,361                  626,509
Moodys Corp                                 Sole                       11,530
Nike Inc Cl B                               Sole                        8,289
Omnicom Group Inc                           Sole                    4,498,625                  363,560
Oracle Corp                                 Sole                    6,026,809                  478,050
Paccar Inc                                  Sole                        3,913
Paychex Inc                                 Sole                    3,697,261                  285,050
Pepsico Inc                                 Sole                    3,167,021                  249,623
Pfizer Inc Com                              Sole                       20,580
Praxair Inc                                 Sole                    1,613,683                  130,242
Procter & Gamble Co                         Sole                    3,006,412                  218,635
Radioshack                                  Sole                       13,680
SEI Investments                             Sole                        8,880
Stryker Corp                                Sole                    3,751,705                  287,853
Sysco Corp                                  Sole                    2,786,507                  232,367
T Rowe Price Group Inc                      Sole                    3,351,487                  262,083
Total System Services                       Sole                       19,623
United Technologies Corp                    Sole                    2,602,006                  201,136
Unitedhealth Group Inc                      Sole                        8,620
Waddell & Reed Financial Inc                Sole                       11,260
Wal Mart Stores Inc                         Sole                        5,975
Walgreen Company                            Sole                        9,150
Waters Corp                                 Sole                    1,502,332                  120,820
Westamerica Bancorporation                  Sole                        6,030
